Acquisitions & Divestitures - 2021 Purchase Price Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Acquisitions
Goodwill	$ 55,643	$ 55,949	$ 53,765
2021 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life	4 years
2021 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life	10 years
2021 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life	4 years
2021 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life	7 years
2021 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life	1 year
2021 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life	6 years
Turbonomic
Acquisitions
Current assets	$ 115
Property, plant, and equipment/noncurrent assets	11
Goodwill	1,390
Total assets acquired	1,957
Current liabilities	73
Noncurrent liabilities	55
Total liabilities assumed	128
Total purchase price	$ 1,829
Weighted average useful life	9 years
Estimated percent of goodwill deductible for tax purposes	0.00%
Turbonomic | Client relationships
Acquisitions
Intangible assets	$ 309
Turbonomic | Completed technology
Acquisitions
Intangible assets	117
Turbonomic | Trademarks
Acquisitions
Intangible assets	15
Other Acquisitions 2021
Acquisitions
Current assets	112
Property, plant, and equipment/noncurrent assets	18
Goodwill	1,073
Total assets acquired	1,636
Current liabilities	68
Noncurrent liabilities	56
Total liabilities assumed	124
Total purchase price	$ 1,512
Weighted average useful life	6 years 7 months 6 days
Estimated percent of goodwill deductible for tax purposes	9.00%
Other Acquisitions 2021 | Client relationships
Acquisitions
Intangible assets	$ 196
Other Acquisitions 2021 | Completed technology
Acquisitions
Intangible assets	206
Other Acquisitions 2021 | Trademarks
Acquisitions
Intangible assets	31
Software | Turbonomic
Acquisitions
Goodwill	1,325
Software | Other Acquisitions 2021
Acquisitions
Goodwill	440
Consulting | Turbonomic
Acquisitions
Goodwill	65
Consulting | Other Acquisitions 2021
Acquisitions
Goodwill	$ 633